Share Capital (Schedule of unvested RSA) (Details)	6 Months Ended
Jun. 30, 2025 shares
Stockholders' Equity Note [Abstract]
Unvested at beginning of the year	6,443,900
Granted	4,370,920
Vested	0
Forfeited	(810,360)
Outstanding at June 30, 2025	10,004,460